February 19, 1997



Document Control: Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D. C. 20549

                    Re:  The Royce Fund
                         File No. 2-80348

Gentlemen:

      Transmitted for filing pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the prospectus and statement of additional information with respect to The REvest Growth & Income series of The Royce Fund does not differ from that which was filed electronically in the most recent post-effective amendment.


                                        Very Truly Yours,


                                        S/JOHN E. DENNEEN
                                        John E. Denneen
                                        Secretary